Finance income and expenses - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 10,400	$ 19,900	$ 5,000
Interest expense on borrowings		$ 58,792	57,797	$ 42,554
Convertible Notes
Disclosure of detailed information about borrowings [line items]
Nominal coupon rate		9.25%
Transaction costs				17,500
Interest expense on borrowings		$ 36,000	$ 33,800	$ 22,400